Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ALGER PORTFOLIOS
Entity Central Index Key	0000832566
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000025024 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Large Cap Growth Portfolio
Class Name	Class I-2
Trading Symbol	AAGOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Large Cap Growth Portfolio (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Large Cap Growth Portfolio (Class I-2 / AAGOX)	$93	0.81%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Fund returned 30.27% for the fiscal twelve-month period ended December 31, 2025, compared to the 18.56% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Communication Services and the largest sector underweight was Information Technology.
Contributors to Performance
The Information Technology and Communication Services sectors were the largest contributors to relative performance. Regarding individual positions, AppLovin Corp., Alphabet Inc., NVIDIA Corp., Broadcom Inc., and Nebius Group N.V. were the top five contributors to absolute performance.
Detractors from Performance
The Financials and Health Care sectors were the largest detractors from relative performance. Regarding individual positions, Marvell Technology, Inc., Enovix Corp., Apple Inc., Trip.com Group Ltd., and First Solar, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in IT equipment and software—driven by AI adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding IT-related investment, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supporting equity valuations.
U.S. Federal Reserve Bank Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates by 75 basis points in 2025, easing financial conditions and supporting rate-sensitive equities such as small caps through lower borrowing costs and improved valuation support.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline consumption.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class I-2 shares of the Fund. The graph assumes a $500,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of December 31, 2025)	1 Year	5 Years	10 Years
Alger Large Cap Growth Portfolio Class I-2	30.27%	11.12%	16.73%
Russell 1000 Growth Index	18.56%	15.32%	18.13%
S&P 500 Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 431,435,679
Holdings Count | Holding	56	[1]
Advisory Fees Paid, Amount	$ 2,796,986
Investment Company Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended December 31, 2025.
Fund net assets	$431,435,679
Total number of portfolio holdings[1]	56
Portfolio turnover rate	91.00%
Total advisory fees paid	$2,796,986
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Equities
Communication Services	18.9%
Consumer Discretionary	9.3%
Exchange Traded Fund	2.8%
Financials	0.3%
Health Care	8.8%
Industrials	7.3%
Information Technology	44.8%
Mutual Fund	2.5%
Real Estate	0.2%
Utilities	4.5%
Short-Term Investments and Other Net Assets	0.6%
100.0%
†	Based on net assets

C000025026 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Small Cap Growth Portfolio
Class Name	Class I-2
Trading Symbol	AASOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Small Cap Growth Portfolio (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Growth Portfolio (Class I-2 / AASOX)	$100	0.97%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Fund returned 5.91% for the fiscal twelve-month period ended December 31, 2025, compared to the 13.01% return of the Russell 2000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Health Care. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Health Care and Communication Services sectors were the largest contributors to relative performance. Regarding individual positions, GeneDx Holdings Corp., Guardant Health, Inc., Tutor Perini Corp., Bombardier Inc., and Aritzia, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Information Technology and Financials sectors were the largest detractors from relative performance. Regarding individual positions, SPS Commerce, Inc., Vertex, Inc., Q2 Holdings, Inc., Manhattan Associates, Inc., and Impulse Dynamics PLC were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in IT equipment and software—driven by AI adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding IT-related investment, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supporting equity valuations.
U.S. Federal Reserve Bank Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates by 75 basis points in 2025, easing financial conditions and supporting rate-sensitive equities such as small caps through lower borrowing costs and improved valuation support.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline consumption.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class I-2 shares of the Fund. The graph assumes a $500,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of December 31, 2025)	1 Year	5 Years	10 Years
Alger Small Cap Growth Portfolio Class I-2	5.91%	(4.93)%	8.83%
Russell 2000 Growth Index	13.01%	3.18%	9.57%
S&P 500 Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 145,106,667
Holdings Count | Holding	107	[2]
Advisory Fees Paid, Amount	$ 1,127,061
Investment Company Portfolio Turnover	40.64%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended December 31, 2025.
Fund net assets	$145,106,667
Total number of portfolio holdings[1]	107
Portfolio turnover rate	40.64%
Total advisory fees paid	$1,127,061
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Equities
Communication Services	0.9%
Consumer Discretionary	10.8%
Consumer Staples	2.3%
Energy	2.1%
Financials	3.3%
Health Care	33.6%
Industrials	21.5%
Information Technology	23.3%
Materials	0.7%
Utilities	0.4%
Short-Term Investments and Other Net Assets	1.1%
100.0%
†	Based on net assets

C000025028 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Growth & Income Portfolio
Class Name	Class I-2
Trading Symbol	AIGOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Growth & Income Portfolio (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Growth & Income Portfolio (Class I-2 / AIGOX)	$84	0.76%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Fund returned 20.82% for the fiscal twelve-month period ended December 31, 2025, compared to the 17.88% return of the S&P 500 Index. During the reporting period, the largest sector weightings were Information Technology and Financials. The largest sector overweight was Energy and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Information Technology and Financials sectors were the largest contributors to relative performance. Regarding individual positions, Broadcom Inc., KLA Corp., Alphabet Inc., Microsoft Corp., and JPMorgan Chase & Co. were the top five contributors to absolute performance.
Detractors from Performance
The Industrials and Consumer Discretionary sectors were the largest detractors from relative performance. Regarding individual positions, UnitedHealth Group Inc., Adobe Inc., Procter & Gamble Co., Blue Owl Capital, Inc., and ONEOK, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in IT equipment and software—driven by AI adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding IT-related investment, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supporting equity valuations.
U.S. Federal Reserve Bank Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates by 75 basis points in 2025, easing financial conditions and supporting rate-sensitive equities such as small caps through lower borrowing costs and improved valuation support.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline consumption.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class I-2 shares of the Fund. The graph assumes a $500,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of December 31, 2025)	1 Year	5 Years	10 Years
Alger Growth & Income Portfolio Class I-2	20.82%	15.51%	14.58%
S&P 500 Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 47,400,566
Holdings Count | Holding	79	[3]
Advisory Fees Paid, Amount	$ 217,203
Investment Company Portfolio Turnover	2.11%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended December 31, 2025.
Fund net assets	$47,400,566
Total number of portfolio holdings[1]	79
Portfolio turnover rate	2.11%
Total advisory fees paid	$217,203
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Equities
Communication Services	12.0%
Consumer Discretionary	7.2%
Consumer Staples	5.4%
Energy	4.1%
Financials	14.5%
Health Care	9.6%
Industrials	5.3%
Information Technology	34.8%
Materials	2.2%
Real Estate	3.0%
Utilities	1.5%
Short-Term Investments and Other Net Assets	0.4%
100.0%
†	Based on net assets

C000025030 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Balanced Portfolio
Class Name	Class I-2
Trading Symbol	ABLOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Balanced Portfolio (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Balanced Portfolio (Class I-2 / ABLOX)	$102	0.94%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Fund returned 16.15% during the fiscal twelve-month period ended December 31, 2025. The equity portion of the Fund underperformed the 17.88% return of the S&P 500 Index, and the fixed income portion of the Fund underperformed the 6.88% return of the Bloomberg U.S. Government/Credit Bond Index. Regarding the equity portion of the Fund, the largest sector weightings were Information Technology and Financials. The largest sector overweight was Financials and the largest sector underweight was Information Technology.
Contributors to Performance
The Financials and Consumer Staples sectors were the largest contributors to relative performance. Regarding individual positions, Broadcom Inc., KLA Corp., Alphabet Inc., Microsoft Corp., and JPMorgan Chase & Co. were the top five contributors to absolute performance.
Detractors from Performance
The Information Technology and Consumer Discretionary sectors were the largest detractors from relative performance. Regarding individual positions, UnitedHealth Group Inc., Adobe Inc., Blue Owl Capital, Inc., Procter & Gamble Co., and ONEOK, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in IT equipment and software—driven by AI adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding IT-related investment, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supporting equity valuations.
U.S. Federal Reserve Bank Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates by 75 basis points in 2025, easing financial conditions and supporting rate-sensitive equities such as small caps through lower borrowing costs and improved valuation support. Lower rates also supported bonds: yields on the 2‑ and 10‑year U.S. Treasury notes declined over the year by approximately 76 and 40 basis points, respectively, boosting bond prices.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline consumption.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class I-2 shares of the Fund. The graph assumes a $500,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of December 31, 2025)	1 Year	5 Years	10 Years
Alger Balanced Portfolio Class I-2	16.15%	11.02%	10.41%
Bloomberg U.S. Gov't/Credit Bond Index	6.88%	(0.59)%	2.16%
S&P 500 Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 65,536,065
Holdings Count | Holding	92	[4]
Advisory Fees Paid, Amount	$ 441,968
Investment Company Portfolio Turnover	10.47%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended December 31, 2025.
Fund net assets	$65,536,065
Total number of portfolio holdings[1]	92
Portfolio turnover rate	10.47%
Total advisory fees paid	$441,968
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Equities
Communication Services	8.9%
Consumer Discretionary	5.4%
Consumer Staples	4.0%
Energy	3.0%
Financials	10.7%
Health Care	7.1%
Industrials	3.9%
Information Technology	25.6%
Materials	1.6%
Real Estate	2.2%
Utilities	1.1%
Total Equities	73.5%
Corporate Bonds††
AAA	0.8%
AA	3.9%
A	10.0%
BBB	7.7%
Total Corporate Bonds	22.4%
U.S. Government Bonds	3.2%
Short-Term Investments and Other Net Assets	0.9%
100.0%
†	Based on net assets
††
The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (“NRSROs”), including S&P Global Ratings, Moody’s Investors Service, Inc., and Fitch Ratings. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Investment grade ratings are those rated BBB or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying fixed income securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Credit Quality Explanation [Text Block]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (“NRSROs”), including S&P Global Ratings, Moody’s Investors Service, Inc., and Fitch Ratings. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Investment grade ratings are those rated BBB or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying fixed income securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Credit Ratings Selection [Text Block]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (“NRSROs”), including S&P Global Ratings, Moody’s Investors Service, Inc., and Fitch Ratings.
C000025032 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Mid Cap Growth Portfolio
Class Name	Class I-2
Trading Symbol	AMGOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Mid Cap Growth Portfolio (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap Growth Portfolio (Class I-2 / AMGOX)	$98	0.90%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Fund returned 16.77% for the fiscal twelve-month period ended December 31, 2025, compared to the 8.66% return of the Russell Midcap Growth Index. During the reporting period, the largest sector weightings were Information Technology and Industrials. The largest sector overweight was Industrials and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Industrials and Communication Services sectors were the largest contributors to relative performance. Regarding individual positions, Palantir Technologies Inc., Robinhood Markets, Inc., Talen Energy Corp., Cloudflare Inc., and Comfort Systems USA, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Health Care and Consumer Staples sectors were the largest detractors from relative performance. Regarding individual positions, Globant SA, Marvell Technology, Inc., Blue Owl Capital, Inc., e.l.f. Beauty, Inc., and Chipotle Mexican Grill, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in IT equipment and software—driven by AI adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding IT-related investment, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supporting equity valuations.
U.S. Federal Reserve Bank Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates by 75 basis points in 2025, easing financial conditions and supporting rate-sensitive equities such as small caps through lower borrowing costs and improved valuation support.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline consumption.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class I-2 shares of the Fund. The graph assumes a $500,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of December 31, 2025)	1 Year	5 Years	10 Years
Alger Mid Cap Growth Portfolio Class I-2	16.77%	3.01%	11.68%
Russell Midcap Growth Index	8.66%	6.65%	12.49%
S&P 500 Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 156,139,784
Holdings Count | Holding	69	[5]
Advisory Fees Paid, Amount	$ 1,146,800
Investment Company Portfolio Turnover	87.86%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended December 31, 2025.
Fund net assets	$156,139,784
Total number of portfolio holdings[1]	69
Portfolio turnover rate	87.86%
Total advisory fees paid	$1,146,800
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Equities
Communication Services	5.4%
Consumer Discretionary	14.4%
Consumer Staples	3.7%
Financials	10.5%
Health Care	11.9%
Industrials	23.3%
Information Technology	20.5%
Materials	1.5%
Real Estate	4.5%
Utilities	3.4%
Short-Term Investments and Other Net Assets	0.9%
100.0%
†	Based on net assets

C000025034 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Capital Appreciation Portfolio
Class Name	Class I-2
Trading Symbol	ALVOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Capital Appreciation Portfolio (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Capital Appreciation Portfolio (Class I-2 / ALVOX)	$109	0.94%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Fund returned 32.87% for the fiscal twelve-month period ended December 31, 2025, compared to the 18.56% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Utilities and the largest sector underweight was Consumer Staples.
Contributors to Performance
The Information Technology and Utilities sectors were the largest contributors to relative performance. Regarding individual positions, NVIDIA Corp., AppLovin Corp., Microsoft Corp., Robinhood Markets, Inc., and Alphabet Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Health Care and Materials sectors were the largest detractors from relative performance. Regarding individual positions, Apple Inc., UnitedHealth Group Inc., United Airlines Holdings, Inc., Core Scientific Inc., and Tesla, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in IT equipment and software—driven by AI adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding IT-related investment, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supporting equity valuations.
U.S. Federal Reserve Bank Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates by 75 basis points in 2025, easing financial conditions and supporting rate-sensitive equities such as small caps through lower borrowing costs and improved valuation support.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline consumption.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class I-2 shares of the Fund. The graph assumes a $500,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of December 31, 2025)	1 Year	5 Years	10 Years
Alger Capital Appreciation Portfolio Class I-2	32.87%	16.33%	18.17%
Russell 1000 Growth Index	18.56%	15.32%	18.13%
S&P 500 Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 760,429,069
Holdings Count | Holding	68	[6]
Advisory Fees Paid, Amount	$ 5,539,059
Investment Company Portfolio Turnover	75.67%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended December 31, 2025.
Fund net assets	$760,429,069
Total number of portfolio holdings[1]	68
Portfolio turnover rate	75.67%
Total advisory fees paid	$5,539,059
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Equities
Communication Services	15.3%
Consumer Discretionary	12.9%
Energy	0.3%
Financials	1.7%
Health Care	8.0%
Industrials	4.9%
Information Technology	52.5%
Materials	0.9%
Utilities	4.0%
Short-Term Investments and Other Net Assets	(0.5)%
100.0%
†	Based on net assets

C000025033 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Capital Appreciation Portfolio
Class Name	Class S
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Capital Appreciation Portfolio (“Fund”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Capital Appreciation Portfolio (Class S)	$138	1.19%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Fund returned 32.51% for the fiscal twelve-month period ended December 31, 2025, compared to the 18.56% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Utilities and the largest sector underweight was Consumer Staples.
Contributors to Performance
The Information Technology and Utilities sectors were the largest contributors to relative performance. Regarding individual positions, NVIDIA Corp., AppLovin Corp., Microsoft Corp., Robinhood Markets, Inc., and Alphabet Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Health Care and Materials sectors were the largest detractors from relative performance. Regarding individual positions, Apple Inc., UnitedHealth Group Inc., United Airlines Holdings, Inc., Core Scientific Inc., and Tesla, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in IT equipment and software—driven by AI adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding IT-related investment, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supporting equity valuations.
U.S. Federal Reserve Bank Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates by 75 basis points in 2025, easing financial conditions and supporting rate-sensitive equities such as small caps through lower borrowing costs and improved valuation support.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline consumption.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class S shares of the Fund. The graph assumes a $500,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of December 31, 2025)	1 Year	5 Years	10 Years
Alger Capital Appreciation Portfolio Class S	32.51%	16.04%	17.86%
Russell 1000 Growth Index	18.56%	15.32%	18.13%
S&P 500 Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 760,429,069
Holdings Count | Holding	68	[7]
Advisory Fees Paid, Amount	$ 5,539,059
Investment Company Portfolio Turnover	75.67%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended December 31, 2025.
Fund net assets	$760,429,069
Total number of portfolio holdings[1]	68
Portfolio turnover rate	75.67%
Total advisory fees paid	$5,539,059
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Equities
Communication Services	15.3%
Consumer Discretionary	12.9%
Energy	0.3%
Financials	1.7%
Health Care	8.0%
Industrials	4.9%
Information Technology	52.5%
Materials	0.9%
Utilities	4.0%
Short-Term Investments and Other Net Assets	(0.5)%
100.0%
†	Based on net assets

[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[2]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[3]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[4]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[5]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[6]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[7]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.